Related Party Transactions Other Than Board Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions Other Than Board Compensation
Term of commitments	5 years
Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Products and services provided	€ 0	€ 0
Product and services received	2	2
Outstanding balances at year end (Vendors)	0	0
Outstanding balances at year end (Customers)	0	0
Commitments at year end	0	0
Companies controlled by Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Products and services provided	0	1
Product and services received	3	4
Sponsoring and other financial support provided	7	5
Outstanding balances at year end (Vendors)	0	0
Outstanding balances at year end (Customers)	0	0
Commitments at year end	42	51
Associated Entities
Related Party Transactions Other Than Board Compensation
Products and services provided	13	11
Product and services received	110	113
Outstanding balances at year end (Vendors)	(6)	(18)
Outstanding balances at year end (Customers)	€ 0	€ 4